INCOME TAXES - DEFERRED INCOME TAXES (Details) - CAD ($)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Deferred income tax liabilities
Property, plant and equipment	$ (7,018,000,000)		$ (4,089,000,000)
Investments	(4,441,000,000)		(6,596,000,000)
Regulatory assets	(756,000,000)		(977,000,000)
Other	(192,000,000)		(50,000,000)
Total deferred income tax liabilities	(12,407,000,000)		(11,712,000,000)
Deferred income tax assets
Financial instruments	1,103,000,000		697,000,000
Pension and OPEB plans	181,000,000		258,000,000
Loss carryforwards	1,820,000,000		1,781,000,000
Other	1,274,000,000		1,057,000,000
Total deferred income tax assets	4,378,000,000		3,793,000,000
Less valuation allowance	(51,000,000)		(286,000,000)
Total deferred income tax assets, net	4,327,000,000		3,507,000,000
Net deferred income tax liabilities	(8,080,000,000)		(8,205,000,000)
Total deferred income tax assets	1,374,000,000		1,090,000,000
Total deferred income tax liabilities	(9,454,000,000)	$ (9,233,000,000)	(9,295,000,000)
Deferred taxes on unremitted earnings and currency translation adjustment	0		0
Foreign subsidiaries' undistributed earnings on which deferred income taxes has not been provided	5,800,000,000		2,100,000,000
Canada
Deferred income tax assets
Benefit of unused tax loss carryforwards recognized	3,400,000,000		3,800,000,000
Capital loss carryforwards	0		143,000,000
United States
Deferred income tax assets
Benefit of unused tax loss carryforwards recognized	3,400,000,000		2,100,000,000
Capital loss carryforwards	$ 0		$ 20,000,000